Exploration and Evaluation Assets (Details Narrative)											9 Months Ended		12 Months Ended
	Sep. 25, 2019 CAD ($) shares	May 04, 2018 CAD ($)	May 04, 2018 DKK (kr)	Apr. 11, 2016	Jan. 04, 2016 CAD ($) a	Aug. 01, 2015 CAD ($)	Mar. 04, 2012 CAD ($)	Mar. 04, 2012 DKK (kr)	Aug. 15, 2011 CAD ($)	Aug. 15, 2011 DKK (kr)	Sep. 30, 2019 CAD ($) shares	Sep. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 DKK (kr)	Dec. 31, 2018 DKK (kr)	Jan. 04, 2016 USD ($) $ / shares	Dec. 31, 2015 DKK (kr)	Mar. 12, 2013
Statement Line Items [Line Items]
Acquisition and exploration related cost											$ 690,000	$ 12,778,000
Reclamation deposit											14,000		$ 14,000
Post Creek Property [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired on basis of option agreement																								100.00%
Advances payable annually on net smelter return royalties						$ 10,000							10,000
Payments made in advance											10,000	10,000
Exploration and license related expenditures											53,014	33,231
Halcyon Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties						$ 8,000							8,000
Exploration and license related expenditures											20,853	26,563
Quetico Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											$ 16,425	61,210
Acquisition and exploration related cost													64,256
Exploration claim description											The second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office.
Quetico Property [Member] | After April 26, 2020 [Member]
Statement Line Items [Line Items]
Total annual work requirement cost											$ 324,000
Lingman Lake Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost											$ 26,453
Loveland (Enid Creek) Property [Member]
Statement Line Items [Line Items]
Consideration of acquisition in cash	$ 1,525,000
Post-consolidation common shares | shares	300,000
Work commitments amount	$ 4,500,000
Work commitments term	5 years
Number of shares issued for common stock | shares											300,000
Purchase consideration value											$ 60,000
Acquisition related costs											2,810
Loveland (Enid Creek) Property [Member] | International Explorers and Prospectors Inc [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired on basis of option agreement	100.00%
Section 35 Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											4,548	1,591
Length of metallic minerals lease					10 years
Area of land | a					320
Reclamation deposit					$ 14,327
Section 35 Property [Member] | Minimum [Member]
Statement Line Items [Line Items]
Percentage of production royalty payable					2.00%																	2.00%
Section 35 Property [Member] | Maximum [Member]
Statement Line Items [Line Items]
Percentage of production royalty payable					2.50%																	2.50%
Section 35 Property [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Reclamation deposit																						$ 10,000
Section 35 Property [Member] | Not Later Than Five Years [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																						$ 3.00
Section 35 Property [Member] | Later Than Five Years and Not Later Than Ten Years [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																						6.00
Section 35 Property [Member] | Year 11 Onwards [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Additional annual rental fee | $ / shares																						5.00
Section 35 Property [Member] | Year 11 Onwards [Member] | US Dollar [Member] | Minimum [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																						10.00
Section 35 Property [Member] | Year 11 Onwards [Member] | US Dollar [Member] | Maximum [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																						$ 55.00
Maniitsoq Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											$ 382,020	13,181,011
Percentage of net smelter return royalties											2.50%
Percentage of net smelter return royalties after reduction											1.00%
Payment required to reduce net smelter return royalties											$ 2,000,000
Number of days from decision to commence commercial production to reduce net smelter return royalties											60 days
Period of additional license application for years 11-13											3 years
Period of additional license application after year 13											3 years
License period description											The expiration of the first license period, the Company may apply for a second licence period (years 6-10), and the Company may apply for a further 3-year licence for years 11 to 13. Thereafter, the Company may apply for additional 3-year licences for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.
Sulussugut License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											$ 219,377	10,400,576	10,794,837		$ 11,078,506
License fee paid									$ 5,742								$ 7,982
Period of additional license application after first period				5 years
Exploration requirement															8,955,201				$ 15,808,386
Exploration cost													55,731,837						26,115,831
Accumulated exploration surplus credits																			$ 19,067,735
Approved exploration expenditures													16,342,476
Total carried credits													66,950,764
Sulussugut License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr										kr 31,400								kr 40,400
Exploration requirement | kr																kr 44,373,540				kr 83,809,340
Accumulated exploration surplus credits | kr																							kr 100,303,710
Approved exploration expenditures | kr														kr 79,604,364
Total carried credits | kr														kr 326,111,805
Ininngui License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											39,184	1,366,147	1,422,917		984,626
License fee paid							$ 5,755
Exploration requirement
Exploration cost													5,120,917
Accumulated exploration surplus credits													$ 7,290,105
Period of license																	5 years	5 years
Percentage of difference between minimum exploration expenditures and actual spend on exploration costs payable in cash													50.00%	50.00%
Ininngui License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr								kr 32,200
Accumulated exploration surplus credits | kr																					kr 35,509,523
Carbonatite License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											123,460	$ 1,282,590	$ 1,369,482
License fee paid		$ 6,523
Exploration cost													1,362,959
Total carried credits													2,018,103
Period of license		5 years	5 years
Carbonatite License [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exploration requirement													$ 55,215
Carbonatite License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr			kr 31,000
Total carried credits | kr														kr 9,830,021
Carbonatite License [Member] | Danish Krone [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exploration requirement | kr														kr 268,950
Ikertoq License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures											$ 132,679